                              SPDR(R) SERIES TRUST
                               ONE LINCOLN STREET
                                 MAIL STOP 0326
                                BOSTON, MA 02111

April 9, 2009

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Post-Effective Amendment No. 39 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)

Ladies and Gentlemen:

On behalf of SPDR(R) Series Trust (the "Trust), we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 39 ("PEA No. 39") to the Trust's Registration Statement on Form N-1A. The purpose of PEA No. 39 is to register one new series of the Trust, the SPDR(R) S&P(R) Municipal VRDO ETF.

Please contact the Trust's counsel, Joseph J. Yanoshik of Morgan, Lewis & Bockius LLP, at (202) 739-5676 with questions or comments.

Sincerely,


/s/ Ryan M. Louvar
-------------------------------------
Ryan M. Louvar
Secretary

Enclosures